Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace & Defense - 5.4%
Axon Enterprise, Inc. (A)	440	$ 286,959
TransDigm Group, Inc.	122	165,108
		452,067
Banks - 1.6%
Bank of America Corp.	2,850	131,955
Biotechnology - 4.6%
Alnylam Pharmaceuticals, Inc. (A)	440	119,377
Ascendis Pharma AS, ADR (A)	2,070	270,466
		389,843
Broadline Retail - 8.5%
Amazon.com, Inc. (A)	3,025	718,982
Capital Markets - 2.4%
S&P Global, Inc.	150	78,211
Tradeweb Markets, Inc., Class A	950	120,555
		198,766
Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	210	91,717
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	166	162,660
Electrical Equipment - 4.3%
AMETEK, Inc.	475	87,666
GE Vernova, Inc.	420	156,609
Vertiv Holdings Co., Class A	1,040	121,701
		365,976
Entertainment - 2.1%
Netflix, Inc. (A)	180	175,817
Financial Services - 4.5%
Global Payments, Inc.	600	67,710
Visa, Inc., Class A	925	316,165
		383,875
Ground Transportation - 1.5%
CSX Corp.	3,860	126,878
Health Care Equipment & Supplies - 1.4%
Dexcom, Inc. (A)	1,320	114,616
Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	242	131,283
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (A)	1,900	110,865
Insurance - 1.8%
Progressive Corp.	630	155,257
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 8.2%
Alphabet, Inc., Class A	1,690	$ 344,794
Alphabet, Inc., Class C	1,695	348,492
		693,286
Life Sciences Tools & Services - 0.6%
ICON PLC (A)	260	51,761
Pharmaceuticals - 1.7%
Eli Lilly & Co.	178	144,372
Semiconductors & Semiconductor Equipment - 12.5%
Lam Research Corp.	1,120	90,776
NVIDIA Corp.	6,320	758,842
NXP Semiconductors NV	300	62,565
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	680	142,338
		1,054,521
Software - 18.7%
Check Point Software Technologies Ltd. (A)	580	126,452
Microsoft Corp.	2,129	883,663
Oracle Corp.	810	137,748
Salesforce, Inc.	426	145,564
Samsara, Inc., Class A (A)	1,780	91,670
ServiceNow, Inc. (A)	195	198,584
		1,583,681
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	3,390	800,040
Total Common Stocks (Cost $5,274,168)		8,038,218

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
Fixed Income Clearing Corp., 1.80% (B), dated 01/31/2025, to be repurchased at $378,786 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $386,466.	$ 378,729	378,729
Total Repurchase Agreement (Cost $378,729)		378,729
Total Investments (Cost $5,652,897)		8,416,947
Net Other Assets (Liabilities) - 0.3%		29,424
Net Assets - 100.0%		$ 8,446,371
Transamerica Funds

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$8,038,218	$—	$—	$8,038,218
Repurchase Agreement	—	378,729	—	378,729
Total Investments	$8,038,218	$378,729	$—	$8,416,947
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at January 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica Sustainable Growth Equity

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Sustainable Growth Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds